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United States Securities and Exchange Commission Division of Corporation Finance 100 F Street, N.E. Washington, D.C. 20549-6010	Milan
File No. 039007-0010

Attention:	Christian Windsor, Special Counsel Jessica Livingston, Senior Counsel Michael Volley, Staff Accountant Amit Pande, Accounting Branch Chief	FOIA Confidential Treatment Request Under 17 C.F.R §200.83

Re:	Blackhawk Network Holdings, Inc. Registration Statement on Form S-1 Filed on March 18, 2013 CIK No. 0001411488

Ladies and Gentlemen:

On behalf of Blackhawk Network Holdings, Inc. (the “Company”), we are today filing the Company’s above-referenced Registration Statement on Form S-1 (the “Registration Statement”). As you are aware, the Company previously confidentially submitted draft registration statements to the Securities and Exchange Commission (the “Commission”) on November 16, 2012, December 21, 2012 and February 27, 2013 pursuant to the Jumpstart Our Business Startups Act. In accordance with Section 6(e)(1) of the Securities Act of 1933, as amended, the Company is also filing today the afore-mentioned confidential submissions. For your convenience, we are also providing separately a courtesy package that includes copies of the Registration Statement which have been marked to show changes from the confidential submission of February 27, 2013. We are respectfully requesting confidential treatment for the third and fourth sentences of the second paragraph of this letter pursuant to Rule 83 promulgated by the Commission, 17 C.F.R. §200.83. This letter is accompanied by such request for confidential treatment because of the commercially sensitive nature of the information discussed in this letter. A redacted version of this letter will be filed on EDGAR, omitting the confidential information.

Marck 18, 2013

The Company does not intend to commence marketing the proposed offering contemplated by the Registration Statement until the 21-day period provided for in Section 6(e)(1) has expired, market conditions permitting. Accordingly, no price range has been provided in the preliminary prospectus. However, the Company has authorized me to inform the Staff of the Commission (the “Staff”) supplementally that, based on consultations with its underwriters, if the marketing of the public offering were to commence today, the Company’s present view is that the estimated offering range would be $[***] to $[***] per share. In addition, the Company also desires to supplementally advise the Staff that all stock options granted during 2013 to date have been granted with an exercise price of $10.00 per share.

Should the Staff have any questions or comments regarding the Registration Statement or this letter, please contact me by telephone at (650) 463-2643 or by e-mail at tony.richmond@lw.com.

Very truly yours,

/s/ Anthony J. Richmond

Anthony J. Richmond

of LATHAM & WATKINS LLP

cc:	Blackhawk Network Holdings, Inc.
Jay Clayton, Sullivan & Cromwell LLP
Sarah Payne, Sullivan & Cromwell LLP

[***] Certain information in this document has been omitted and filed separately with the Securities and Exchange Commission. Confidential treatment has been requested with respect to the omitted portions.